Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill

10. Goodwill

The following table shows the change in carrying amount of goodwill:

Goodwill — January 1, 2022	$183,836
Impairment	—
Dispositions	—
Goodwill — December 31, 2022 and March 31, 2023	$183,836

Goodwill is tested for impairment annually or more frequently if indicators of impairment exist or if a decision is made to dispose of business. The valuation date for the Company’s annual impairment testing is December 31. On this date the Company performed a Step 1 goodwill impairment analysis. No indicators of impairment exists as of March 31, 2023.

11. Goodwill

The following table shows the change in carrying amount of goodwill:

Goodwill — January 1, 2021	$3,132,491
Dispositions	(2,948,655)
Goodwill — December 31, 2021 and 2022	$183,836

Goodwill is tested for impairment annually or more frequently if indicators of impairment exist or if a decision is made to dispose of business. The valuation date for the Company annual impairment testing is December 31. On this date, the Company performed a qualitative test to determine whether it is necessary to perform a two-step goodwill impairment test.

After assessing the totality of the events and circumstances surrounding the performance and outlook of the Company’s cash generating units with goodwill it was determined that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. As such, the first and second steps of the goodwill impairment test are unnecessary, and no impairment charge was taken.